License, research and consulting agreements (Details Textual)	3 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended																			12 Months Ended
	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 02, 2012 USD ($)	Dec. 31, 2012 Glaxo Smith Kline [Member] USD ($)	Dec. 31, 2007 Glaxo Smith Kline [Member] USD ($)	Dec. 31, 2004 Glaxo Smith Kline [Member] USD ($)	Dec. 31, 2012 Extension Financing [Member] USD ($)	Dec. 31, 2012 Coreg Sales [Member] USD ($)	Dec. 31, 2011 Coreg Sales [Member] USD ($)	Dec. 31, 2010 Coreg Sales [Member] USD ($)	Dec. 31, 2011 Wyeth Pharmaceuticals [Member] USD ($)	Dec. 31, 2010 Wyeth Pharmaceuticals [Member] USD ($)	Dec. 31, 2009 Wyeth Pharmaceuticals [Member] USD ($)	Dec. 31, 2008 Wyeth Pharmaceuticals [Member] USD ($)	Dec. 31, 2012 Merck Serono [Member] USD ($)	Dec. 31, 2012 Merck Serono [Member] EUR (€)	Dec. 31, 2011 Merck Serono [Member] USD ($)	Dec. 31, 2010 Merck Serono [Member] USD ($)	Dec. 31, 2009 Merck Serono [Member] USD ($)	Dec. 31, 2009 Merck Serono [Member] EUR (€)	Dec. 31, 2007 Merck Serono [Member] USD ($)	Dec. 31, 2011 Baxter Healthcare Inc [Member] USD ($)	Dec. 31, 2010 Baxter Healthcare Inc [Member] USD ($)	Dec. 31, 2009 Baxter Healthcare Inc [Member] USD ($)	Dec. 31, 2009 Baxter Healthcare Inc [Member] EUR (€)	Oct. 12, 2011 Baxter Healthcare Inc [Member] EUR (€)	Dec. 31, 2011 Pfizer Inc [Member] USD ($)	Dec. 31, 2010 Pfizer Inc [Member] USD ($)	Dec. 31, 2012 Corning France and Corning Incorporated [Member] USD ($)	Dec. 31, 2011 Corning France and Corning Incorporated [Member] USD ($)	Dec. 31, 2010 Corning France and Corning Incorporated [Member] USD ($)	Dec. 31, 2012 Eagle Pharmaceuticals Inc [Member] USD ($)	Dec. 31, 2011 Eagle Pharmaceuticals Inc [Member] USD ($)	Oct. 12, 2011 Eagle Pharmaceuticals Inc [Member] USD ($)
Milestone Payments																				$ 5,437,000
Proceeds from Royalties Received								20,717,000		6,870,000	8,210,000	8,541,000																			152,000	372,000	440,000
Supply Agreement, Commercial Supplies Payment						8,188,000
Supply Agreement, Acquisition Of Buildings and Fixtures						8,188,000
Supply Agreement, Acquisition Of Production Equipment						11,138,000
Other current liabilities		1,133,000	1,995,000			316,000			354,000
Other long-term liabilities		24,680,000	17,823,000			3,818,000			2,527,000
Supply Agreement, Total Funding							8,100,000
Development and License Agreement, Payment Triggered																500,000
Development and License Agreement, Payment On Exercise Of Option															1,000,000
Research and Development Revenues													75,000	353,000					2,398,000	4,091,000					406,000				18,000	333,000				659,000	345,000
Amortization	25,000												665,000	221,000			2,745,000		1,391,000	1,327,000				871,000	1,578,000									43,000
Up Front Payment																							2,700,000
Payment For Exercising The Option																					6,500,000	5,000,000
Maximum Milestone Payments Eligibility																	53,000,000	41,000,000
Access Fee																										3,600,000	2,500,000
Milestone Payments Receivable																												900,000								1,200,000
License and Research and Development Revenues		5,877,000	4,808,000	5,958,000
Accelerated Amortization			$ 425,000		$ 1,426,000